Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 26,128.1	$ 346.6	₨ 3,788.1	₨ 11,433.8
Gross realized losses on sale	(301.9)	(4.0)	(1,192.1)	(580.6)
Realized gains (losses), net	25,826.2	342.6	2,596.0	10,853.2
Dividends and interest	198,383.2	2,631.4	190,992.5	158,209.2
Total	₨ 224,209.4	$ 2,974.0	₨ 193,588.5	₨ 169,062.4